Income Taxes - Schedule of Provision for Income Taxes (Benefit) (Details) (10-K) (Parenthetical)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Effective tax rate	35.00%	35.00%